Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) shares
Short-term borrowings	¥ 16,000	$ 2,320	¥ 9,063
Accounts payable	8,156	1,182	19,558
Accrued liabilities and other current liabilities	31,357	4,547	11,856
Contract liabilities	1,896	275	1,768
Operating lease liabilities, current	1,070	155	1,714
Derivative liabilities			5
Deferred tax liabilities			2,433
Operating lease liabilities, non-current	2,273	330	851
Other debts, non-current	200	$ 29	38,635
Variable Interest Entity, Primary Beneficiary
Short-term borrowings	8,000		63
Accounts payable	438		421
Salary and welfare payable	535		57
Accrued liabilities and other current liabilities	468		3,563
Contract liabilities	1,466		1,768
Operating lease liabilities, current	873		1,284
Derivative liabilities
Deferred tax liabilities
Operating lease liabilities, non-current	2,021		538
Other debts, non-current	¥ 200		¥ 200
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.16
Ordinary shares, shares authorized (in Shares) | shares	93,750,000	93,750,000	93,750,000
Ordinary shares, shares issued (in Shares) | shares	4,298,128	4,298,128	2,798,074
Ordinary shares, shares outstanding (in Shares) | shares	4,298,128	4,298,128	2,798,074
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.16
Ordinary shares, shares authorized (in Shares) | shares	12,500,000	12,500,000	12,500,000
Ordinary shares, shares issued (in Shares) | shares	81,486	81,486	81,486
Ordinary shares, shares outstanding (in Shares) | shares	81,486	81,486	81,486
Class C Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.16
Ordinary shares, shares authorized (in Shares) | shares	18,750,000	18,750,000
Ordinary shares, shares issued (in Shares) | shares	500,000	500,000
Ordinary shares, shares outstanding (in Shares) | shares	500,000	500,000